UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1306

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                 2/6/08
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           85

Form 13F Information Table Value Total:  $   104,519
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Gould Investment Partners
FORM 13F
30-Jun-07

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
ATP Oil & Gas Corporation        COM             00208J108    1137     22500   SH          Sole                22500
Abaxis, Inc.                     COM             002567105    1262     35200   SH          Sole                35200
Amedisys, Inc.                   COM             023436108    1334     27500   SH          Sole                27500
Arena Resources, Inc.            COM             040049108    3241     77700   SH          Sole                77700
Astronics Corporation            COM             046433108     837     19700   SH          Sole                19700
Atheros Communications, Inc.     COM             04743P108     483     15800   SH          Sole                15800
Atlas America, Inc.              COM             049167109    1568     26500   SH          Sole                26500
Atwood Oceanics, Inc.            COM             050095108    2506     25000   SH          Sole                25000
Authentec, Inc.                  COM             052660107    1165     80200   SH          Sole                80200
Berry Petroleum Company          COM             085789105    1409     31700   SH          Sole                31700
Blackboard, Inc.                 COM             091935502     278      6900   SH          Sole                 6900
Bois D'Arc Energy                COM             09738U103    1306     65800   SH          Sole                65800
Brightpoint, Inc.                COM             109473405    1342     87400   SH          Sole                87400
Carrizo Oil & Gas Inc.           COM             144577103    1757     32100   SH          Sole                32100
Cavium Networks, Inc.            COM             14965A101    1305     56700   SH          Sole                56700
Cbeyond, Inc.                    COM             149847105     684     17550   SH          Sole                17550
Cepheid                          COM             15670R107     733     27800   SH          Sole                27800
Ceva, Inc.                       COM             157210105     965     79000   SH          Sole                79000
Chipotle Mexican Grill, Inc.     COM             169656105    2280     15500   SH          Sole                15500
Comtech Telecommunications Cor   COM             205826209    1518     28100   SH          Sole                28100
Comverge, Inc.                   COM             205859101     630     20000   SH          Sole                20000
Concur Technologies, Inc.        COM             206708109    2560     70700   SH          Sole                70700
Constant Contact, Inc.           COM             210313102     759     35300   SH          Sole                35300
Crocs, Inc.                      COM             227046109    1564     42500   SH          Sole                42500
Cybersource Corp.                COM             23251J106    1269     71400   SH          Sole                71400
Data Domain, Inc.                COM             23767P109    1335     50700   SH          Sole                50700
Dawson Geophysical Company       COM             239359102     309      4325   SH          Sole                 4325
Demandtec, Inc.                  COM             24802R506     787     40800   SH          Sole                40800
Double-Take Software, Inc.       COM             258598101     626     28800   SH          Sole                28800
Dynamic Materials Corporation    COM             267888105    1437     24400   SH          Sole                24400
EMS Technologies, Inc.           COM             26873N108     937     31000   SH          Sole                31000
Emcore Corporation               COM             290846104    1066     69700   SH          Sole                69700
Enernoc, Inc.                    COM             292764107    1110     22600   SH          Sole                22600
Equinix, Inc.                    COM             29444U502     546      5400   SH          Sole                 5400
FTI Consulting, Inc.             COM             302941109    3150     51100   SH          Sole                51100
Fcstone Group, Inc.              COM             31308T100    1468     31900   SH          Sole                31900
Flir Systems, Inc.               COM             302445101    2050     65500   SH          Sole                65500
Gaiam, Inc.                      COM             36268Q103    1315     44300   SH          Sole                44300
Genoptix, Inc.                   COM             37243V100     774     25200   SH          Sole                25200
Geoeye, Inc.                     COM             37250W108    1396     41500   SH          Sole                41500
Green Mountain Coffee, Inc.      COM             393122106    1311     32200   SH          Sole                32200
HMS Holdings Corporation         COM             40425J101    1352     40700   SH          Sole                40700
Helicos Biosciences              COM             42326R109     619     59300   SH          Sole                59300
Hornbeck Offshore Services, In   COM             440543106    1771     39400   SH          Sole                39400
Huron Consulting Group, Inc.     COM             447462102    2056     25500   SH          Sole                25500
Illumina, Inc.                   COM             452327109    2643     44600   SH          Sole                44600
Immucor Inc.                     COM             452526106     785     23100   SH          Sole                23100
Informatica Corporation          COM             45666Q102     968     53700   SH          Sole                53700
KV Pharmaceutical Company        COM             482740206     254      8900   SH          Sole                 8900
Koppers Holdings, Inc.           COM             50060P106     765     17700   SH          Sole                17700
Mercadolibre, Inc.               COM             58733R102    1921     26000   SH          Sole                26000
Meridian Bioscience, Inc.        COM             589584101    1474     49000   SH          Sole                49000
Natco Group, Inc.                COM             63227W203    1229     22700   SH          Sole                22700
Natus Medical, Inc.              COM             639050103     627     32400   SH          Sole                32400
Netsuite, Inc.                   COM             64118Q107     379      9675   SH          Sole                 9675
Nuvasive, Inc.                   COM             670704105     601     15200   SH          Sole                15200
Oceaneering International, Inc   COM             675232102    2108     31300   SH          Sole                31300
Omniture, Inc.                   COM             68212S109    1069     32100   SH          Sole                32100
Optionsxpress Holdings, Inc.     COM             684010101    1211     35800   SH          Sole                35800
Orion Energy Systems, Inc.       COM             686275108     610     32400   SH          Sole                32400
PROS Holding, Inc.               COM             74346Y103    1562     79600   SH          Sole                79600
Phase Forward, Inc.              COM             71721R406     235     10800   SH          Sole                10800
Phoenix Tech, Ltd.               COM             719153108    1029     79900   SH          Sole                79900
Power Integrations, Inc.         COM             739276103     376     10800   SH          Sole                10800
Radiant Systems, Inc.            COM             75025N102     367     21300   SH          Sole                21300
Rex Energy Corp.                 COM             761565100     256     21500   SH          Sole                21500
Robbins & Myers, Inc.            COM             770196103    2919     38600   SH          Sole                38600
Shoretel, Inc.                   COM             825211105     412     29500   SH          Sole                29500
Sigma Designs, Inc.              COM             826565103     872     15800   SH          Sole                15800
Strayer Education                COM             863236105    1279      7500   SH          Sole                 7500
SuccessFactors, Inc.             COM             864596101     252     21300   SH          Sole                21300
Syntel, Inc.                     COM             87162H103     320      8300   SH          Sole                 8300
T-3 Energy Services, Inc.        COM             87306E107    1335     28400   SH          Sole                28400
Terra Nitrogen Co LP             COM             881005201    1529     10225   SH          Sole                10225
Transdigm Group, Inc.            COM             893641100    1716     38000   SH          Sole                38000
Verifone Holdings, Inc.          COM             92342Y109     765     32901   SH          Sole                32901
Vocus, Inc.                      COM             92858J108    1307     37850   SH          Sole                37850
Website Pros, Inc.               COM             94769V105    1523    131200   SH          Sole               131200
Blue Phoenix Solutions           ADR             M20157109     786     43400   SH          Sole                43400
Canadian Solar, Inc.             ADR             136635109    2165     76900   SH          Sole                76900
Core Laboratories N V            ADR             N22717107    2083     16700   SH          Sole                16700
JA Solar Holdings Company, Ltd   ADR             466090107    2004     28700   SH          Sole                28700
Jinpan International, Ltd.       ADR             G5138L100     362     11700   SH          Sole                11700
New Oriental Education & Techn   ADR             647581107    1813     22500   SH          Sole                22500
Shanda Interactive Ent. Ltd.     ADR             81941Q203    1300     39000   SH          Sole                39000
REPORT SUMMARY                             85 DATA RECORDS  104519         0       OTHER MANAGERS ON WHOSE
                                                                                   BEHALF REPORT IS FILED